Fair values - Summary of Carrying Amounts And Fair Value of the Financial Instruments (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Interest-bearing loans and borrowings - long term | Financial liabilities measured at amortised cost
Financial liabilities
Carrying value	₨ 710,908	$ 7,578	₨ 642,691
Fair value	682,928	7,278	631,249
Interest accrued | Financial liabilities measured at amortised cost
Financial liabilities
Carrying value	5,046	54	5,405
Fair value	5,046	54	5,405
Capital creditors | Financial liabilities measured at amortised cost
Financial liabilities
Carrying value	44,176	471	32,545
Fair value	44,176	471	32,545
Purchase consideration payable | Financial liabilities measured at amortised cost
Financial liabilities
Carrying value	4	0	44
Fair value	4	0	44
Liability for operation and maintenance | Financial liabilities measured at amortised cost
Financial liabilities
Carrying value	1,323	14	1,323
Fair value	1,323	14	1,323
Interest-bearing loans and borrowings - short term | Financial liabilities measured at amortised cost
Financial liabilities
Carrying value	56,859	606	80,327
Fair value	56,859	606	80,327
Trade payables | Financial liabilities measured at amortised cost
Financial liabilities
Carrying value	17,820	190	8,173
Fair value	17,820	190	8,173
Liability for put options with non-controlling interests
Financial liabilities
Carrying value	5,644		6,358
Liability for put options with non-controlling interests | Financial liabilities measured at amortised cost
Financial liabilities
Carrying value	5,644	60	6,371
Fair value	5,644	60	6,371
Derivative instruments - share warrants | Financial liabilities measured at amortised cost
Financial liabilities
Carrying value	14	0	190
Fair value	14	0	190
Liability for put options - others | Financial liabilities measured at amortised cost
Financial liabilities
Carrying value	9,047	96
Fair value	9,047	96
Derivative instruments - hedge instruments | Financial liabilities measured at amortised cost
Financial liabilities
Carrying value	103	1	857
Fair value	103	1	857
Security deposits | Financial assets measured at amortised cost
Financial assets
Carrying value	1,007	11	754
Fair value	1,007	11	754
Bank deposits with remaining maturity for more than twelve months | Financial assets measured at amortised cost
Financial assets
Carrying value	3,792	40	2,433
Fair value	3,792	40	2,433
Trade receivables | Financial assets measured at amortised cost
Financial assets
Carrying value	24,094	257	24,268
Fair value	24,094	257	24,268
Cash and cash equivalents | Financial assets measured at amortised cost
Financial assets
Carrying value	22,845	243	40,419
Fair value	22,845	243	40,419
Bank balances other than cash and cash equivalents | Financial assets measured at amortised cost
Financial assets
Carrying value	46,706	498	40,099
Fair value	46,706	498	40,099
Advances recoverable | Financial assets measured at amortised cost
Financial assets
Carrying value	713	8	634
Fair value	713	8	634
Interest accrued on fixed deposits | Financial assets measured at amortised cost
Financial assets
Carrying value	1,059	11	900
Fair value	1,059	11	900
Interest accrued on loans to related parties | Financial assets measured at amortised cost
Financial assets
Carrying value			15
Fair value			15
Government grant receivable | Financial assets measured at amortised cost
Financial assets
Carrying value	679	7	288
Fair value	679	7	288
Deferred consideration receivable | Financial assets measured at amortised cost
Financial assets
Carrying value	351	4	385
Fair value	351	4	385
Loans to related parties | Financial assets measured at amortised cost
Financial assets
Carrying value			284
Fair value			284
Loans to other body corporates | Financial assets measured at amortised cost
Financial assets
Carrying value	250	3
Fair value	250	3
Interest accrued on loans to other body corporate | Financial assets measured at amortised cost
Financial assets
Carrying value	15	0
Fair value	15	0
Insurance claim receivable | Financial assets measured at amortised cost
Financial assets
Carrying value	1,051	11	448
Fair value	1,051	11	448
Interest accrued on receivables | Financial assets measured at amortised cost
Financial assets
Carrying value	1,013	11
Fair value	1,013	11
Other current financial assets | Financial assets measured at amortised cost
Financial assets
Carrying value	474	5	107
Fair value	474	5	107
Investments | Financial assets measured at fair value through profit or loss
Financial assets
Carrying value	8,685	93	1,342
Fair value	8,685	93	1,342
Derivative instruments - hedge instruments | Financial assets measured at amortised cost
Financial assets
Carrying value	15,575	166	7,398
Fair value	₨ 15,575	$ 166	₨ 7,398